Document And Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Entity Registrant Name	RRSat Global Communications Network Ltd.
Entity Central Index Key	0001375829
Current Fiscal Year End Date	--12-31

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 17,852	$ 14,443
Marketable securities	16,366	18,764
Accounts receivable:
Trade (net of provision for doubtful accounts of $7,379 and $6,892 as of June 30, 2012 and December 31, 2011, respectively)	18,808	19,402
Other	634	686
Fair value of embedded currency conversion derivatives	229	206
Deferred taxes	2,421	2,449
Prepaid expenses	2,911	2,223
Total current assets	59,221	58,173
Fair value of embedded currency conversion derivatives	910	591
Long-term prepaid expenses	1,855	2,043
Long- term land lease prepaid expenses	7,609	7,642
Assets held for employees severance payments	1,770	1,757
Fixed assets, at cost, less accumulated depreciation and amortization	43,930	45,495
Goodwill	3,734	3,734
Intangible assets, at cost, less accumulated amortization	456	586
Total assets	119,485	120,021
Current liabilities
Trade	9,688	11,547
Other	3,382	2,335
Fair value of embedded currency conversion derivatives	1,076	990
Deferred income	7,943	8,787
Total current liabilities	22,089	23,659
Long-term liabilities
Deferred income	8,324	7,192
Fair value of embedded currency conversion derivatives	924	980
Liability in respect of employee severance payments	1,904	1,819
Deferred taxes	1,841	1,664
Total long-term liabilities	12,993	11,655
Total liabilities	35,082	35,314
Commitments, contingent liabilities and liens
Shareholders' equity
Ordinary share NIS 0.01 par value each (20,000,000 shares authorized as of June 30, 2012 and December 31, 2011; 17,346,561 shares issued and fully paid as of June 30, 2012 and December 31, 2011)	40	40
Additional paid in capital	53,098	53,010
Retained earnings	31,155	31,727
Accumulated other comprehensive gain (loss)	110	(70)
Total shareholders' equity	84,403	84,707
Total liabilities and shareholders' equity	$ 119,485	$ 120,021

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Consolidated Balance Sheets [Abstract]
Accounts receivable, Trade, net of provision for doubtful accounts	$ 7,379		$ 6,892
Common stock, par value		0.01		0.01
Common stock, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000
Common stock, shares issued	17,346,561	17,346,561	17,346,561	17,346,561

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Consolidated Statements Of Operations [Abstract]
Revenues	$ 28,068	$ 28,518	$ 55,527	$ 55,448	$ 112,920
Cost of revenues	21,401	21,955	42,726	42,692	86,939
Gross profit	6,667	6,563	12,801	12,756	25,981
Operating expenses
Sales and marketing	1,736	1,710	3,347	3,454	7,067
General and administrative	2,455	2,358	5,025	4,805	10,130
Total operating expenses	4,191	4,068	8,372	8,259	17,197
Operating income	2,476	2,495	4,429	4,497	8,784
Interest and marketable securities income	147	106	301	222	400
Currency fluctuation and other financing income (expenses), net	(393)	92	(233)	282	(740)
Changes in fair value of embedded currency conversion derivatives	(315)	(191)	312	(1,191)	(2,130)
Other expenses, net					(1)
Income before taxes on income	1,915	2,502	4,809	3,810	6,313
Income taxes	(775)	(422)	(1,391)	(861)	(1,978)
Net income	$ 1,140	$ 2,080	$ 3,418	$ 2,949	$ 4,335
Income per ordinary share
Basic income per ordinary share	$ 0.07	$ 0.12	$ 0.2	$ 0.17	$ 0.25
Diluted income per ordinary share	$ 0.07	$ 0.12	$ 0.2	$ 0.17	$ 0.25
Weighted average number of ordinary share used to compute basic earning per ordinary share	17,346,561	17,346,561	17,346,561	17,346,561	17,346,561
Weighted average number of Ordinary share used to compute diluted earning per ordinary share	17,346,561	17,354,477	17,346,561	17,356,186	17,346,561

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 1,140	$ 2,080	$ 3,418	$ 2,949	$ 4,335
Other comprehensive income, net of tax:
Unrealized change in investment securities, net of tax effect	13	70	180	122	(40)
Reclassification adjustments for losses (profit) of investment securities, net of tax effect	(2)	(4)		8	46
Total other comprehensive income net of tax	11	66	180	130	6
Total comprehensive income	$ 1,151	$ 2,146	$ 3,598	$ 3,079	$ 4,341

Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	$0.09 [Member] Retained Earnings [Member]	$0.09 [Member]	$0.15 [Member] Retained Earnings [Member]	$0.15 [Member]	$0.23 [Member] Retained Earnings [Member]	$0.23 [Member]	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2010							$ 40	$ 52,893	$ 31,555	$ (76)	$ 84,412
Balance, shares at Dec. 31, 2010							17,346,561
Changes during period
Stock-based compensation								28			28
Dividend paid			(2,602)	(2,602)
Net income									2,949		2,949
Other comprehensive income										130	130
Balance at Jun. 30, 2011							40	52,921	31,902	54	84,917
Balance, shares at Jun. 30, 2011							17,326,716
Balance at Dec. 31, 2010							40	52,893	31,555	(76)	84,412
Balance, shares at Dec. 31, 2010							17,346,561
Changes during period
Stock-based compensation								117			117
Dividend paid	(1,561)	(1,561)	(2,602)	(2,602)
Net income									4,335		4,335
Other comprehensive income										6	6
Balance at Dec. 31, 2011							40	53,010	31,727	(70)	84,707
Balance, shares at Dec. 31, 2011							17,346,561
Balance at Mar. 31, 2011							40	52,918	29,822	(12)	82,768
Balance, shares at Mar. 31, 2011							17,326,716
Changes during period
Stock-based compensation								3			3
Net income									2,080		2,080
Other comprehensive income										66	66
Balance at Jun. 30, 2011							40	52,921	31,902	54	84,917
Balance, shares at Jun. 30, 2011							17,326,716
Balance at Dec. 31, 2011							40	53,010	31,727	(70)	84,707
Balance, shares at Dec. 31, 2011							17,346,561
Changes during period
Stock-based compensation								88			88
Dividend paid					(3,990)	(3,990)
Net income									3,418		3,418
Other comprehensive income										180	180
Balance at Jun. 30, 2012							40	53,098	31,155	110	84,403
Balance, shares at Jun. 30, 2012							17,346,561
Balance at Mar. 31, 2012							40	53,053	30,015	99	83,207
Balance, shares at Mar. 31, 2012							17,346,561
Changes during period
Stock-based compensation								45			45
Net income									1,140		1,140
Other comprehensive income										11	11
Balance at Jun. 30, 2012							$ 40	$ 53,098	$ 31,155	$ 110	$ 84,403
Balance, shares at Jun. 30, 2012							17,346,561

Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income (Parenthetical) (USD $)	12 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2011 $0.09 [Member]	Jun. 30, 2012 $0.23 [Member]	Jun. 30, 2011 $0.15 [Member]	Dec. 31, 2011 $0.15 [Member]
Dividend paid, per share	$ 0.09	$ 0.23	$ 0.15	$ 0.15

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 1,140	$ 2,080	$ 3,418	$ 2,949	$ 4,335
Adjustments required to reconcile net income to net cash provided by operating activities
Depreciation and amortization	2,231	2,039	4,436	3,987	8,477
Provision for doubtful account	721	507	1,545	1,101	2,217
Deferred taxes	(22)	(113)	144	121	248
Discount accretion and premium amortization of available- for- sale securities, net	(110)	(117)	(223)	(223)	(325)
Changes in liability for employee severance payments, net	57	(50)	72	(39)	19
Capital gains on sale of fixed assets, net					1
Stock- based compensation	45	3	88	28	117
Changes in fair value of embedded currency conversion derivatives	315	191	(312)	1,191	2,130
Loss (profit) from trading securities, net	(9)	(9)	(55)	(19)	158
Changes in assets and liabilities:
Decrease (increase) in account receivable - trade	726	(720)	(951)	(1,256)	(1,759)
Decrease (increase) in account receivable - other	567	770	52	729	626
Decrease (increase) in prepaid expenses	(536)	155	(688)	(274)	(78)
Decrease (increase) in long-term prepaid expenses	235	252	188	218	158
Increase (decrease) in account payable	(775)	(314)	(337)	1,686	17
Increase (decrease) in deferred income	(13)	(204)	288	(2,260)	(96)
Net cash provided by operating activities	4,572	4,470	7,665	7,939	16,245
Cash flows from investing activities
Investment in fixed assets	(870)	(4,236)	(3,177)	(10,770)	(14,657)
Investment in long term prepaid expenses	(1)		(14)	(13)	(27)
Investments in securities available- for- sale	(531)	(617)	(3,308)	(4,140)	(8,005)
Decrease (Increase) in trading securities, net		(31)	1,512	(1)	(231)
Proceeds from sale of fixed assets			8		29
Proceeds from securities available- for- sale	1,590	544	4,713	5,839	12,161
Net cash from (used in) investing activities	188	(4,340)	(266)	(9,085)	(10,730)
Cash flows from financing activities
Dividend paid	(3,990)		(3,990)	(2,602)	(4,163)
Net cash used in financing activities	(3,990)		(3,990)	(2,602)	(4,163)
Increase (decrease) in cash and cash equivalents	770	130	3,409	(3,748)	1,352
Balance of cash and cash equivalents at beginning of period	17,082	9,213	14,443	13,091	13,091
Balance of cash and cash equivalents at end of period	17,852	9,343	17,852	9,343	14,443
A. Non-cash transactions
Investment in fixed assets	818	1,190	818	1,190	1,293
B. Supplementary cash flow information
Income taxes paid (refunded), net	$ (751)	$ 319	$ (141)	$ 702	$ 1,694

Organization And Basis Of Presentation	6 Months Ended
Jun. 30, 2012
Organization And Basis Of Presentation [Abstract]
Organization And Basis Of Presentation
Note 1 - Organization and Basis of Presentation

A.	Description of business

RRsat Global Communications Network Ltd. was formed in 1981 and provides global, end-to-end, content distribution and management services to television and radio broadcasting  industries through satellite, terrestrial fiber optic and Internet, and mobile communications through satellites.

B.	Basis of presentation and adoption of new accounting standards

The interim consolidated financial statements as of June 30, 2012, and for the six-month and three month periods then ended were prepared in accordance with Generally Accepted Accounting Principles in the United States (U.S. GAAP). These financial statements were prepared in a condensed format and should be read in conjunction with the Company's audited financial statements and accompanying notes as at December 31, 2011 ("the annual financial statements"). Results for the interim period presented are not necessarily indicative of the results to be expected for the full year.

C.	Recently issued accounting standards

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (ASU 2011-04). This ASU amends current fair value measurement and disclosure guidance to include increased transparency around valuation input and investment categorization. ASU 2011-04 became effective during interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 in the first half of 2012 did not have an impact on the Company's financial position, results of operations, or cash flows.

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220) - Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity.  ASU 2011-05 requires retrospective application and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05.  The company implements the provisions of ASU 2011-05 by presenting a separate statement of other comprehensive income following the statement of income in 2012.  Other than the presentation changes to our financial statements, the adoption of ASU 2011-05 did not have an impact on our consolidated financial statements.

In September 2011, ""FASB issued ASU No. 2011-08, Testing Goodwill for Impairment (Accounting Standards Codification (ASC) Topic 350).  Under the amendments in this ASU, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any.  Under the amendments in this ASU, an entity has also the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test.  An entity may resume performing the qualitative assessment in any subsequent period.  The amendments are effective for annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The adoption of ASU 2011-08 in the first half of 2012 did not have an impact on the Company's financial position, results of operations, or cash flows.

D.	Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets; allowances for doubtful accounts; the valuation of embedded derivatives, valuation of deferred tax assets, share-based compensation, impairment of long-lived assets, income tax uncertainties and other contingencies.

Segments Results	6 Months Ended
Jun. 30, 2012
Segments Results [Abstract]
Segment Results
Note 2 - Segments Results

The Companys' segments are strategic business units that offer different communication services and are managed accordingly.

The Company analyzes its operating segments based on the segment's gross profit. The Company  has two reportable segments: (1) Mobile satellite communications services (hereinafter- Mobile satellite communication services), and (2) Content management and distribution services to television and radio broadcasting industries (hereinafter- Content management and distribution  services).

Management evaluates each segment's performance based upon revenues and gross profit. Management believes such discussions are the most informative representation of how management evaluates performance. Business segment revenues and gross profit are presented below.

The following tables show components of results of operations by segment:

Six months ended June 30, 2012:

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$4,129	$51,398	$55,527

Gross profit	$512	$12,289	$12,801

Sales and marketing			3,347
General and administrative			5,025

Operating income			$4,429

Financial income, net			380

Income before taxes on income			$4,809

Depreciation and amortization	$168	$4,268	$4,436

Six months ended June 30, 2011:

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$4,065	$51,383	$55,448

Gross profit	$123	$12,633	$12,756

Sales and marketing			3,454
General and administrative			4,805

Operating income			$4,497

Financial expenses, net			(687)

Income before taxes on income			$3,810

Depreciation and amortization	$146	$3,841	$3,987

Three months ended June 30, 2012:

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$2,155	$25,913	$28,068

Gross profit	$270	$6,397	$6,667

Sales and marketing			1,736
General and administrative			2,455

Operating income			$2,476

Financial expenses, net			(561)

Income before taxes on income			$1,915

Depreciation and amortization	$84	$2,147	$2,231

Three months ended June 30, 2011:

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$2,174	$26,344	$28,518

Gross profit	$73	$6,490	$6,563

Sales and marketing			1,710
General and administrative			2,358

Operating income			$2,495

Financial income, net			7

Income before taxes on income			$2,502

Depreciation and amortization	$75	$1,964	$2,039

Year ended December 31, 2011:

	Mobile Satellite Services	Content management and distribution services	Total

Total revenue	$8,334	$104,586	$112,920

Gross profit	$384	$25,597	$25,981

Sales and marketing			7,067
General and administrative			10,130

Operating income			$8,784

Financial expenses, net			(2,470)

Other expenses, net			(1)

Income before taxes on income			$6,313

Depreciation and amortization	$506	$7,971	$8,477

Revenues by geographic areas:

	Six months ended		Three months ended		Year ended
	June 30	June 30	June 30	June 30	December 31
	2012	2011	2012	2011	2011

North America	$15,842	$15,652	$7,954	$8,417	$31,763
Europe	23,449	23,827	$11,677	12,150	48,181
Asia	5,119	4,401	$2,621	2,215	9,537
Israel	4,591	5,071	$2,431	2,354	9,884
Middle East (other than Israel)	5,293	5,703	$2,672	3,002	11,900
Rest of the world	1,233	794	$713	380	1,655

	$55,527	$55,448	$28,068	$28,518	$112,920

Fair Value Of Financial Instruments	6 Months Ended
Jun. 30, 2012
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
Note 3 - Fair Value of Financial Instruments

The Companys' financial assets and liabilities consist of cash and cash equivalents, short- term investments, trade and other receivables and trade and other payables and embedded currency conversion derivatives. The carrying amount of these financial instruments approximate fair value because of the short maturity of these investments. Assets held for severance benefits are recorded at their current cash redemption value.

Fair Value Hierarchy

ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

* Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
* Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
* Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement.

In accordance with ASC Topic 820 the Company's available-for-sale and trading securities are classified within Level 1 because their value was determined using quoted market prices in active markets. The Company's embedded currency conversion derivatives are classified as Level 2 as they represent foreign currency forward contracts valued primerily based on observable inputs including forward rates and yield curves.

As of June 30, 2012, the Company held approximately $2,700 of U.S government or government agency marketable securities, classified as available for sale, and approximately $13,457 of marketable corporate debt securities, calssified as available for sale. The Company held approximately $209 of  stocks classified as trading.

Assets and liabilities measured at fair value at June 30, 2012 are summarized below:

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Assets:
	Trading securities	$209	$-	$-
	Available-for-sale securities:		-	-
	Corporate debentures	13,457
	US government or government
	Agencies' debentures	2,700	-	-
	Fair value of embedded
	currency conversion
	derivatives	-	1,139	-
	Total at June 30, 2012	$16,366	$1,139	$-
Liabilities:
	Fair value of embedded
	currency conversion
	derivatives at June 30,2012	$-	$2,000	$-

Assets and liabilities measured at fair value at December 31, 2011 are summarized below:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities
Available-for-sale securities:	$1,666	$-	$-
Corporate debentures
US government or government	14,239	-	-
Agency's debentures
Fair value of embedded
currency conversion
derivatives	2,859	-	-
Total at December 31, 2011	-	797	-
	$18,764	$797	$-
Liabilities:
Fair value of embedded
currency conversion
derivatives at December 31, 2011	$-	$1,970	$-

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

At June 30, 2012	Total
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	$(65)	$5,003
US Agencies' debentures	(1)	196
Total at June 30, 2012	$(66)	$5,199

At December 31, 2011	Total
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	$(191)	$6,930
US Agency and other governmental
debentures- current	(8)	755
Total at December 31, 2011	$(199)	$7,685

The unrealized losses on investments in U.S government or government agencies and corporate debt securities were caused mainly by current market conditions the contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized   cost of the investment. Since the Company does not plan to sell and is not likely to be required to sell the investments before the expected recovery  of the amortization cost basis, these investments are not considered other than temporarily impaired.

Stock-Based Compensation	6 Months Ended
Jun. 30, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation
Note 4 - Stock-Based Compensation

On June 26, 2012, the Company granted its officers and employees options to purchase 587,500 Ordinary Shares of the Company, with an exercise price of $5.22 per share. The terms of the granted options provides that the options may only be exercised in the method of cashless exercise, and the exercise price of the options shall be adjusted for any cash dividends distributed to shareholders of record after the date of grant and prior to the date of vesting of the applicable option trench.

The vesting period for the above options is 4 years according to the following schedule: 50% of the options shall vest after 2 years on June 26, 2014, and during the following 2 years the remaining options shall vest in 8 installments (6.25% each) at the end of each quarter until June 26, 2016.

The fair value of each option granted was estimated on the date of grant under Black-Scholes model, assuming dividend yield of 8.1% , as a result of the described dividend adjustment mechanism and on the basis of the following assumptions:

(1) A risk-free, annual interest rate of 1.15% for the expected term of the options which represents the risk free interest rate of US zero-coupon Government Bonds.

(2) An expected average volatility of 44.95%, representing a weighted average standard deviation rate for stock price of the Company, which is traded on the NASDAQ National Market since October 2006.

(3) The expected term of the options is within a range of 4.5-5.5 years.

As of June 30, 2012, there was approximately $846 of unrecognized compensation cost related to non-vested options to be recognized over a period of 4 years under a straight-line method.

In addition to the above, on June 26, 2012, the Company Board of Directors approved and recommended that the Company's shareholders' approve the following grants under the same terms as described above:

(a) Options to purchase 127,500 Ordinary Shares of the Company to two of its officers who are considered as related party under the Israeli law.

(b) Options to purchase 200,000 Ordinary Shares of the Company to Dr. Shlomo Shamir, the Company's Chairman of the Board of Directors in exchange for the termination of his 260,198  outstanding options.

Such approval will be sought at the Company's upcoming Annual General Meeting.

Events In The Reported Period	6 Months Ended
Jun. 30, 2012
Events In The Reported Period [Abstract]
Events In The Reported Period
Note 5 - Events in the Reported Period

A.
The construction and operation of the Re'em teleport site and the Emek Ha'ela teleport site require building permits from local and regional zoning authorities, which are granted for limited periods and are subject to renewal from time to time. The building permit for the Company's Re'em teleport site expired on October 20, 2009.  The Company applied to extend the permit for an additional 3-year term but the request was denied on January 6, 2011. On March 20, 2011 the Company appealed the decision to the District Building and Zoning Appeals Committee.

On April 27, 2011 an appeal hearing was held in front of the District Building and Zoning Appeals Committee which agreed to extend the relevant permits until April 1, 2012 subject to certain terms. Any further extension will also be subject to the Company filing a detailed plan for the Galon teleport site. The Company is now working on extending the relevant permits.

In addition on November 14, 2010, the Company received an indictment filed by the Shikmim Regional Building and Zoning Committee with the Ashkelon Magistrate Court in Israel for allegedly using, building and erecting structures and antennas at the Re'em Teleport, without proper permits. On June 20, 2012, the Ashkelon Magistrate Court approved a settlement between the Company and the Shikmim Regional Building and Zoning Committee pursuant to which the Company agreed to pay a fine of NIS160 (approximately $41.5), and the Shikmim Regional Building and Zoning Committee agreed to extend the term of the Company's special permit to operate the Re'em Teleport until December 31, 2013. The fine was paid on June 30, 2012.

B.
 On March 25, 2012, the Company's board of directors approved payment of a cash dividend in the amount of $0.23 per ordinary shares, and in the aggregate amount of approximately $4 million. The dividend was paid on April 19, 2012  of record at the end of the trading day on NASDAQ on April 5, 2012.

C.
On  June 26, 2012, the Company's board of directors approved an amendment to the Company's 2006 Israel Equity Incentive Plan (the "Plan") according to which the maximum aggregate number of Ordinary Shares which may be issued under the Plan was increased to 1,481,794 Ordinary Shares from 961,397 Ordinary Shares.

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 6 - Subsequent events

On August 8, 2012, the Company's Board of Directors declared a cash dividend in the amount of $0.1 per ordinary share, and in the aggregate amount of approximately $1.7 million. The dividend will be payable on September 5, 2012 to all of the Company's shareholders of record at the end of the trading day on the NASDAQ on August 20, 2012.

Organization And Basis Of Presentation (Policy)	6 Months Ended
Jun. 30, 2012
Organization And Basis Of Presentation [Abstract]
Recently Issued Accounting Standards
Recently issued accounting standards

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS (ASU 2011-04). This ASU amends current fair value measurement and disclosure guidance to include increased transparency around valuation input and investment categorization. ASU 2011-04 became effective during interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 in the first half of 2012 did not have an impact on the Company's financial position, results of operations, or cash flows.

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220) - Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity.  ASU 2011-05 requires retrospective application and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.  In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05.  The company implements the provisions of ASU 2011-05 by presenting a separate statement of other comprehensive income following the statement of income in 2012.  Other than the presentation changes to our financial statements, the adoption of ASU 2011-05 did not have an impact on our consolidated financial statements.

In September 2011, ""FASB issued ASU No. 2011-08, Testing Goodwill for Impairment (Accounting Standards Codification (ASC) Topic 350).  Under the amendments in this ASU, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any.  Under the amendments in this ASU, an entity has also the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test.  An entity may resume performing the qualitative assessment in any subsequent period.  The amendments are effective for annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The adoption of ASU 2011-08 in the first half of 2012 did not have an impact on the Company's financial position, results of operations, or cash flows.

Use Of Estimates
Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets; allowances for doubtful accounts; the valuation of embedded derivatives, valuation of deferred tax assets, share-based compensation, impairment of long-lived assets, income tax uncertainties and other contingencies.

Segments Results (Tables)	6 Months Ended
Jun. 30, 2012
Segments Results [Abstract]
Schedule Of Components Of Results Of Operations By Segment

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$4,129	$51,398	$55,527

Gross profit	$512	$12,289	$12,801

Sales and marketing			3,347
General and administrative			5,025

Operating income			$4,429

Financial income, net			380

Income before taxes on income			$4,809

Depreciation and amortization	$168	$4,268	$4,436

Six months ended June 30, 2011:

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$4,065	$51,383	$55,448

Gross profit	$123	$12,633	$12,756

Sales and marketing			3,454
General and administrative			4,805

Operating income			$4,497

Financial expenses, net			(687)

Income before taxes on income			$3,810

Depreciation and amortization	$146	$3,841	$3,987

Three months ended June 30, 2012:

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$2,155	$25,913	$28,068

Gross profit	$270	$6,397	$6,667

Sales and marketing			1,736
General and administrative			2,455

Operating income			$2,476

Financial expenses, net			(561)

Income before taxes on income			$1,915

Depreciation and amortization	$84	$2,147	$2,231

Three months ended June 30, 2011:

	Mobile Satellite Services	Content management and distribution services	Total

Revenues	$2,174	$26,344	$28,518

Gross profit	$73	$6,490	$6,563

Sales and marketing			1,710
General and administrative			2,358

Operating income			$2,495

Financial income, net			7

Income before taxes on income			$2,502

Depreciation and amortization	$75	$1,964	$2,039

Year ended December 31, 2011:

	Mobile Satellite Services	Content management and distribution services	Total

Total revenue	$8,334	$104,586	$112,920

Gross profit	$384	$25,597	$25,981

Sales and marketing			7,067
General and administrative			10,130

Operating income			$8,784

Financial expenses, net			(2,470)

Other expenses, net			(1)

Income before taxes on income			$6,313

Depreciation and amortization	$506	$7,971	$8,477

Schedule Of Revenues By Geographic Areas

Revenues by geographic areas:

	Six months ended		Three months ended		Year ended
	June 30	June 30	June 30	June 30	December 31
	2012	2011	2012	2011	2011

North America	$15,842	$15,652	$7,954	$8,417	$31,763
Europe	23,449	23,827	$11,677	12,150	48,181
Asia	5,119	4,401	$2,621	2,215	9,537
Israel	4,591	5,071	$2,431	2,354	9,884
Middle East (other than Israel)	5,293	5,703	$2,672	3,002	11,900
Rest of the world	1,233	794	$713	380	1,655

	$55,527	$55,448	$28,068	$28,518	$112,920

Fair Value Of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Of Financial Instruments [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Assets:
	Trading securities	$209	$-	$-
	Available-for-sale securities:		-	-
	Corporate debentures	13,457
	US government or government
	Agencies' debentures	2,700	-	-
	Fair value of embedded
	currency conversion
	derivatives	-	1,139	-
	Total at June 30, 2012	$16,366	$1,139	$-
Liabilities:
	Fair value of embedded
	currency conversion
	derivatives at June 30,2012	$-	$2,000	$-

Assets and liabilities measured at fair value at December 31, 2011 are summarized below:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities
Available-for-sale securities:	$1,666	$-	$-
Corporate debentures
US government or government	14,239	-	-
Agency's debentures
Fair value of embedded
currency conversion
derivatives	2,859	-	-
Total at December 31, 2011	-	797	-
	$18,764	$797	$-
Liabilities:
Fair value of embedded
currency conversion
derivatives at December 31, 2011	$-	$1,970	$-

Schedule Of Gross Unrealized Losses On Investment Securities

At June 30, 2012	Total
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	$(65)	$5,003
US Agencies' debentures	(1)	196
Total at June 30, 2012	$(66)	$5,199

At December 31, 2011	Total
	Unrealized losses (all less than 12 months)	Fair value
Available for sale:
Corporate debentures	$(191)	$6,930
US Agency and other governmental
debentures- current	(8)	755
Total at December 31, 2011	$(199)	$7,685

Segments Results (Schedule Of Components Of Results Of Operations By Segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Revenues	$ 28,068	$ 28,518	$ 55,527	$ 55,448	$ 112,920
Gross profit	6,667	6,563	12,801	12,756	25,981
Sales and marketing	1,736	1,710	3,347	3,454	7,067
General and administrative	2,455	2,358	5,025	4,805	10,130
Operating income	2,476	2,495	4,429	4,497	8,784
Financial income (expenses), net	(561)	7	380	(687)	(2,470)
Other expenses, net					(1)
Income before taxes on income	1,915	2,502	4,809	3,810	6,313
Depreciation and amortization	2,231	2,039	4,436	3,987	8,477
Mobile Satellite Communication Services [Member]
Revenues	2,155	2,174	4,129	4,065	8,334
Gross profit	270	73	512	123	384
Depreciation and amortization	84	75	168	146	506
Content Management And Distribution Services [Member]
Revenues	25,913	26,344	51,398	51,383	104,586
Gross profit	6,397	6,490	12,289	12,633	25,597
Depreciation and amortization	$ 2,147	$ 1,964	$ 4,268	$ 3,841	$ 7,971

Segments Results (Schedule Of Revenues By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Revenues	$ 28,068	$ 28,518	$ 55,527	$ 55,448	$ 112,920
North America [Member]
Revenues	7,954	8,417	15,842	15,652	31,763
Europe [Member]
Revenues	11,677	12,150	23,449	23,827	48,181
Asia [Member]
Revenues	2,621	2,215	5,119	4,401	9,537
Israel [Member]
Revenues	2,431	2,354	4,591	5,071	9,884
Middle East (Other Than Israel) [Member]
Revenues	2,672	3,002	5,293	5,703	11,900
Rest Of The World [Member]
Revenues	$ 713	$ 380	$ 1,233	$ 794	$ 1,655

Fair Value Of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Corporate Debentures [Member]
Marketable securities	$ 13,457
US Government Or Government Agencies' Debentures [Member]
Marketable securities	2,700
Stocks And Mutual Funds [Member]
Trading securities	$ 209

Fair Value Of Financial Instruments (Schedule Of Assets And Liabilities Measured At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	$ 209	$ 1,666
Total	16,366	18,764
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of embedded currency conversion derivatives	1,139	797
Total	1,139	797
Fair value of embedded currency conversion derivatives	2,000	1,970
Corporate Debentures [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	13,457	14,239
US Government Or Government Agencies' Debentures [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 2,700	$ 2,859

Fair Value Of Financial Instruments (Schedule Of Gross Unrealized Losses On Investment Securities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Unrealized losses	$ (66)	$ (199)
Less than 12 months, Fair value	5,199	7,685
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Unrealized losses	(65)	(191)
Less than 12 months, Fair value	5,003	6,930
US Government Or Government Agencies' Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Unrealized losses	(1)	(8)
Less than 12 months, Fair value	$ 196	$ 755

Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended
	Jun. 26, 2012	Jun. 30, 2012
Options to purchase	587,500
Exercise price per share	$ 5.22
Vesting period for the options		4 years
Percent of options available to vest after initial vesting period for the options		50.00%
Initial vesting period for the options		2 years
Percent of options available to vest each subsequent quarter after two years		6.25%
Subsequent vesting period for the options		3 months
Assumed dividend yield	8.10%
Risk free annual interest rate	1.15%
Expected average volatility	44.95%
Unrecognized compensation cost related to non-vested options		$ 846
Unrecognized compensation cost related to non-vested options period for recognition		4 years
Two Officers Considered Related Party [Member]
Options to purchase	127,500
Chairman Of The Board Of Directors [Member]
Options to purchase	200,000
Termination of outstanding options	260,198
Minimum [Member]
Expected term of the options		4 years 6 months
Maximum [Member]
Expected term of the options		5 years 6 months

Events In The Reported Period (Details)	0 Months Ended
	Apr. 19, 2012 USD ($)	Jun. 26, 2012	Nov. 14, 2010 USD ($)	Nov. 14, 2010 ILS
Events In The Reported Period [Abstract]
Settlement, agreed fine			$ 41,500	160,000
Cash dividend paid, per share	$ 0.23
Cash dividend paid	$ 4,000,000
Maximum aggregate number of Ordinary Shares which may be issued after increase		1,481,794
Maximum aggregate number of Ordinary Shares which may be issued prior to increase		961,397

Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Aug. 08, 2012
Subsequent Events [Abstract]
Dividend date declared	Aug 8, 2012
Cash dividend payable, per share		$ 0.1
Cash dividend payable		$ 1.7
Dividend date to be paid	Sep 5, 2012